Pension schemes - Amounts recognized in the statement of financial position in respect of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
At start of year	£ (55)
At end of year	(63)	£ (55)
Net deferred tax assets on net defined benefit pension balance	16	14
United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(40)
At end of year	£ (53)	£ (40)
Weighted average duration of defined benefit obligation	14 years	15 years
United States
Disclosure of net defined benefit liability (asset)
At start of year	£ (15)
At end of year	£ (10)	£ (15)
Weighted average duration of defined benefit obligation	9 years	9 years
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
At start of year	£ (3,752)	£ (5,621)
Service cost	(5)	(19)
Net interest on net defined benefit obligation	(181)	(118)
Actuarial gains/(losses) on financial assumptions	(80)	2,033
Actuarial gains/(losses) arising from experience assumptions	(11)	(88)
Contributions by employees	(8)	(8)
Benefits paid	185	181
Exchange translation differences	46	(112)
At end of year	(3,806)	(3,752)
Present value of defined benefit obligation | Funded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(3,569)
At end of year	(3,626)	(3,569)
Present value of defined benefit obligation | Unfunded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(183)
At end of year	(180)	(183)
Present value of defined benefit obligation | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(2,887)	(4,629)
Service cost	(2)	(16)
Net interest on net defined benefit obligation	(138)	(89)
Actuarial gains/(losses) on financial assumptions	(61)	1,809
Actuarial gains/(losses) arising from experience assumptions	(16)	(81)
Contributions by employees	(8)	(8)
Benefits paid	128	127
At end of year	(2,984)	(2,887)
Present value of defined benefit obligation | United States
Disclosure of net defined benefit liability (asset)
At start of year	(865)	(992)
Service cost	(3)	(3)
Net interest on net defined benefit obligation	(43)	(29)
Actuarial gains/(losses) on financial assumptions	(19)	224
Actuarial gains/(losses) arising from experience assumptions	5	(7)
Benefits paid	57	54
Exchange translation differences	46	(112)
At end of year	(822)	(865)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset)
At start of year	3,706	5,397
Net interest on net defined benefit obligation	180	113
Return on assets excluding amounts included in interest income	35	(1,820)
Contributions by employer	73	75
Contributions by employees	8	8
Benefits paid	(185)	(181)
Exchange translation differences	(46)	114
At end of year	3,771	3,706
Fair value of scheme assets | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	2,852	4,390
Net interest on net defined benefit obligation	137	85
Return on assets excluding amounts included in interest income	1	(1,573)
Contributions by employer	67	69
Contributions by employees	8	8
Benefits paid	(128)	(127)
At end of year	2,937	2,852
Fair value of scheme assets | United States
Disclosure of net defined benefit liability (asset)
At start of year	854	1,007
Net interest on net defined benefit obligation	43	28
Return on assets excluding amounts included in interest income	34	(247)
Contributions by employer	6	6
Benefits paid	(57)	(54)
Exchange translation differences	(46)	114
At end of year	834	854
Net pension obligation, before impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(46)	(224)
Service cost	(5)	(19)
Net interest on net defined benefit obligation	(1)	(5)
Contributions by employer	73	75
Actuarial gains/(losses)	(56)	125
Exchange translation differences		2
At end of year	(35)	(46)
Net pension obligation, before impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(35)	(239)
Service cost	(2)	(16)
Net interest on net defined benefit obligation	(1)	(4)
Contributions by employer	67	69
Actuarial gains/(losses)	(76)	155
At end of year	(47)	(35)
Net pension obligation, before impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(11)	15
Service cost	(3)	(3)
Net interest on net defined benefit obligation		(1)
Contributions by employer	6	6
Actuarial gains/(losses)	20	(30)
Exchange translation differences		2
At end of year	12	(11)
Impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(9)
At end of year	(28)	(9)
Impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(5)
At end of year	(6)	(5)
Impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(4)
At end of year	£ (22)	£ (4)